UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Fund
Class A / PIODX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$9,269,811,918%
Total number of portfolio holdings	45^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.1%
Industrials	17.3%
Financials	15.0%
Basic Materials	10.7%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.6%
Energy	2.7%
Consumer Staples	2.1%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PIODX-SAR-0825
Victory Capital Management

Victory Pioneer Fund
Class C / PCODX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.69%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$9,269,811,918%
Total number of portfolio holdings	45^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.1%
Industrials	17.3%
Financials	15.0%
Basic Materials	10.7%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.6%
Energy	2.7%
Consumer Staples	2.1%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PCODX-SAR-0825
Victory Capital Management

Victory Pioneer Fund
Class R / PIORX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69	1.32%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$9,269,811,918%
Total number of portfolio holdings	45^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.1%
Industrials	17.3%
Financials	15.0%
Basic Materials	10.7%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.6%
Energy	2.7%
Consumer Staples	2.1%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PIORX-SAR-0825
Victory Capital Management

Victory Pioneer Fund
Class R6 / PIOKX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.62%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$9,269,811,918%
Total number of portfolio holdings	45^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.1%
Industrials	17.3%
Financials	15.0%
Basic Materials	10.7%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.6%
Energy	2.7%
Consumer Staples	2.1%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PIOKX-SAR-0825
Victory Capital Management

Victory Pioneer Fund
Class Y / PYODX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.65%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$9,269,811,918%
Total number of portfolio holdings	45^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.1%
Industrials	17.3%
Financials	15.0%
Basic Materials	10.7%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.6%
Energy	2.7%
Consumer Staples	2.1%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PYODX-SAR-0825
Victory Capital Management

Victory Pioneer U.S. Government
Money Market Fund
Class A / PMTXX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer U.S. Government Money Market Fund (the “Fund”) (successor to Pioneer U.S. Government Money Market Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.52%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$263,048,709
Total number of portfolio holdings	20
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
U.S. Government and Agency Obligations	58.5%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	41.5%
*	As a percentage of total investments.
Material Fund Changes
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PMTXX-SAR-0825
Victory Capital Management

Victory Pioneer U.S. Government
Money Market Fund
Class Y / PRYXX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer U.S. Government Money Market Fund (the “Fund”) (successor to Pioneer U.S. Government Money Market Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23	0.46%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$263,048,709
Total number of portfolio holdings	20
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
U.S. Government and Agency Obligations	58.5%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	41.5%
*	As a percentage of total investments.
Material Fund Changes
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PRYXX-SAR-0825
Victory Capital Management

Victory Pioneer AMT-Free Municipal Fund
Class A / PBMFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.80%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$597,567,090%
Total number of portfolio holdings	130^^
Portfolio turnover rate	54%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
STATE DIVERSIFICATION
(as of June 30, 2025 )*
New York	10.3%
Texas	9.5%
California	9.3%
Florida	8.8%
Massachusetts	6.8%
Pennsylvania	6.5%
Virginia	5.4%
Ohio	4.3%
Colorado	4.0%
Puerto Rico	3.8%
Other States	31.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PBMFX-SAR-0825
Victory Capital Management

Victory Pioneer AMT-Free Municipal Fund
Class C / MNBCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.55%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$597,567,090%
Total number of portfolio holdings	130^^
Portfolio turnover rate	54%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
STATE DIVERSIFICATION
(as of June 30, 2025 )*
New York	10.3%
Texas	9.5%
California	9.3%
Florida	8.8%
Massachusetts	6.8%
Pennsylvania	6.5%
Virginia	5.4%
Ohio	4.3%
Colorado	4.0%
Puerto Rico	3.8%
Other States	31.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
MNBCX-SAR-0825
Victory Capital Management

Victory Pioneer AMT-Free Municipal Fund
Class Y / PBYMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.49%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$597,567,090%
Total number of portfolio holdings	130^^
Portfolio turnover rate	54%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
STATE DIVERSIFICATION
(as of June 30, 2025 )*
New York	10.3%
Texas	9.5%
California	9.3%
Florida	8.8%
Massachusetts	6.8%
Pennsylvania	6.5%
Virginia	5.4%
Ohio	4.3%
Colorado	4.0%
Puerto Rico	3.8%
Other States	31.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PBYMX-SAR-0825
Victory Capital Management

Victory Pioneer Core Equity Fund
Class A / PIOTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$1,925,702,336%
Total number of portfolio holdings	63^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	25.9%
Financials	22.4%
Industrials	11.4%
Health Care	8.4%
Communication Services	7.4%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Energy	5.6%
Basic Materials	3.7%
Utilities	2.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.

Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PIOTX-SAR-0825
Victory Capital Management

Victory Pioneer Core Equity Fund
Class C / PCOTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.64%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$1,925,702,336%
Total number of portfolio holdings	63^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	25.9%
Financials	22.4%
Industrials	11.4%
Health Care	8.4%
Communication Services	7.4%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Energy	5.6%
Basic Materials	3.7%
Utilities	2.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.

Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PCOTX-SAR-0825
Victory Capital Management

Victory Pioneer Core Equity Fund
Class R6 / PCEKX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.53%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$1,925,702,336%
Total number of portfolio holdings	63^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	25.9%
Financials	22.4%
Industrials	11.4%
Health Care	8.4%
Communication Services	7.4%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Energy	5.6%
Basic Materials	3.7%
Utilities	2.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.

Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PCEKX-SAR-0825
Victory Capital Management

Victory Pioneer Core Equity Fund
Class Y / PVFYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.66%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$1,925,702,336%
Total number of portfolio holdings	63^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	25.9%
Financials	22.4%
Industrials	11.4%
Health Care	8.4%
Communication Services	7.4%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Energy	5.6%
Basic Materials	3.7%
Utilities	2.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.

Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PVFYX-SAR-0825
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended June 30, 2025 and 2024, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Fund*
(successor to Pioneer Fund)*
Semi-Annual: Full Financials
June 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Fund.

visit us: vcm.com

Victory Pioneer Fund | Semi-Annual | 6/30/251

Schedule of Investments  |  6/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 99.4% of Net Assets
	Aerospace & Defense — 1.1%
701,798	RTX Corp.	$ 102,476,544
	Total Aerospace & Defense	$102,476,544

	Air Freight & Logistics — 2.9%
2,625,970	United Parcel Service, Inc., Class B	$ 265,065,412
	Total Air Freight & Logistics	$265,065,412

	Banks — 6.2%
9,948,018	Truist Financial Corp.	$ 427,665,294
3,329,999	US Bancorp	150,682,455
	Total Banks	$578,347,749

	Beverages — 0.5%
631,577	Cameco Corp.	$ 46,881,961
	Total Beverages	$46,881,961

	Biotechnology — 1.8%
1,776	Regeneron Pharmaceuticals, Inc.	$ 932,400
363,099(a)	Vertex Pharmaceuticals, Inc.	161,651,675
	Total Biotechnology	$162,584,075

	Broadline Retail — 5.1%
2,167,682(a)	Amazon.com, Inc.	$ 475,567,754
	Total Broadline Retail	$475,567,754

	Capital Markets — 4.6%
319,055	Goldman Sachs Group, Inc.	$ 225,811,176
1,471,837	KKR & Co., Inc.	195,798,476
	Total Capital Markets	$421,609,652

	Communications Equipment — 2.0%
435,474(a)	Arista Networks, Inc.	$ 44,553,345
2,000,452	Cisco Systems, Inc.	138,791,360
	Total Communications Equipment	$183,344,705

	Construction & Engineering — 4.3%
230,236	EMCOR Group, Inc.	$ 123,150,934
724,230	Quanta Services, Inc.	273,816,878
	Total Construction & Engineering	$396,967,812

	Construction Materials — 4.4%
746,847	Martin Marietta Materials, Inc.	$ 409,989,129
	Total Construction Materials	$409,989,129

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Fund | Semi-Annual | 6/30/25

Shares		Value
	Consumer Staples Distribution & Retail — 2.1%
1,814,895(a)	BJ’s Wholesale Club Holdings, Inc.	$ 195,700,128
	Total Consumer Staples Distribution & Retail	$195,700,128

	Electric Utilities — 2.0%
1,137,903	NRG Energy, Inc.	$ 182,724,464
	Total Electric Utilities	$182,724,464

	Electrical Equipment — 7.3%
3,363,487	ABB, Ltd. (A.D.R.)	$ 200,699,269
404,605	GE Vernova, Inc.	214,096,736
708,511(a)	Generac Holdings, Inc.	101,465,861
1,266,430	Vertiv Holdings Co., Class A	162,622,276
	Total Electrical Equipment	$678,884,142

	Electronic Equipment, Instruments & Components — 0.9%
1,492,680	Corning, Inc.	$ 78,500,041
	Total Electronic Equipment, Instruments & Components	$78,500,041

	Financial Services — 4.1%
1,050,316	Apollo Global Management, Inc.	$ 149,008,331
650,559	Visa, Inc., Class A	230,980,973
	Total Financial Services	$379,989,304

	Ground Transportation — 1.7%
1,639,915(a)	Uber Technologies, Inc.	$ 153,004,070
	Total Ground Transportation	$153,004,070

	Health Care Providers & Services — 0.9%
317,013	Labcorp Holdings, Inc.	$ 83,219,083
	Total Health Care Providers & Services	$83,219,083

	Hotels, Restaurants & Leisure — 0.8%
715,208(a)	Planet Fitness, Inc., Class A	$ 77,993,432
	Total Hotels, Restaurants & Leisure	$77,993,432

	Interactive Media & Services — 4.0%
2,106,106	Alphabet, Inc., Class A	$ 371,159,060
	Total Interactive Media & Services	$371,159,060

	IT Services — 4.3%
570,106	Accenture Plc, Class A	$ 170,398,982
783,641	International Business Machines Corp.	231,001,694
	Total IT Services	$401,400,676

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Semi-Annual | 6/30/253

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Shares		Value
	Metals & Mining — 6.2%
8,606,948	Freeport-McMoRan, Inc.	$ 373,111,196
5,072,193	Teck Resources, Ltd., Class B	204,815,153
	Total Metals & Mining	$577,926,349

	Oil, Gas & Consumable Fuels — 2.1%
813,224	Cheniere Energy, Inc.	$ 198,036,308
	Total Oil, Gas & Consumable Fuels	$198,036,308

	Pharmaceuticals — 1.0%
565,510	Zoetis, Inc.	$ 88,191,285
	Total Pharmaceuticals	$88,191,285

	Semiconductors & Semiconductor Equipment — 15.5%
787,192(a)	Advanced Micro Devices, Inc.	$ 111,702,545
1,052,219	Applied Materials, Inc.	192,629,732
923,230	Broadcom, Inc.	254,488,349
189,420	KLA Corp.	169,671,071
4,485,005	NVIDIA Corp.	708,585,940
	Total Semiconductors & Semiconductor Equipment	$1,437,077,637

	Software — 8.5%
295,655(a)	Autodesk, Inc.	$ 91,525,919
1,102,959	Microsoft Corp.	548,622,836
694,402	Oracle Corp.	151,817,109
	Total Software	$791,965,864

	Specialty Retail — 1.1%
289,619	Home Depot, Inc.	$ 106,185,910
	Total Specialty Retail	$106,185,910

	Technology Hardware, Storage & Peripherals — 3.7%
1,670,734	Apple, Inc.	$ 342,784,495
	Total Technology Hardware, Storage & Peripherals	$342,784,495

	Textiles, Apparel & Luxury Goods — 0.3%
264,156	LVMH Moet Hennessy Louis Vuitton SE (A.D.R.)	$ 27,752,229
	Total Textiles, Apparel & Luxury Goods	$27,752,229

	Total Common Stocks (Cost $5,710,685,181)	$9,215,329,270

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Fund | Semi-Annual | 6/30/25

Shares		Value

	SHORT TERM INVESTMENTS — 0.8% of Net Assets
	Open-End Fund — 0.8%
72,588,908(b)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 72,588,908
		$72,588,908

	TOTAL SHORT TERM INVESTMENTS (Cost $72,588,908)	$72,588,908

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $5,783,274,089)	$9,287,918,178
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(18,106,260)
	net assets — 100.0%	$9,269,811,918

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended June 30, 2025, aggregated $3,507,484,711 and $3,991,539,903, respectively.
At June 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $5,847,607,574 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,588,697,097
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(148,386,493)
Net unrealized appreciation	$3,440,310,604
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Semi-Annual | 6/30/255

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$9,215,329,270	$—	$—	$9,215,329,270
Open-End Fund	72,588,908	—	—	72,588,908
Total Investments in Securities	$9,287,918,178	$—	$—	$9,287,918,178
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Fund | Semi-Annual | 6/30/25

Statement of Assets and Liabilities  |  6/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $5,783,274,089)	$9,287,918,178
Cash	362,175
Receivables —
Investment securities sold	19,869,747
Fund shares sold	1,805,314
Dividends	4,384,665
Due from the Adviser	406,428
Other assets	196,600
Total assets	$9,314,943,107
LIABILITIES:
Payables —
Investment securities purchased	$32,464,123
Fund shares repurchased	5,455,694
Trustees’ fees	6,061
Management fees	4,839,534
Administrative expenses	400,926
Distribution fees	927,490
Accrued expenses	1,037,361
Total liabilities	$45,131,189
NET ASSETS:
Paid-in capital	$5,322,622,185
Distributable earnings	3,947,189,733
Net assets	$9,269,811,918
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $7,711,117,329/178,658,237 shares)	$43.16
Class C* (based on $101,586,655/3,153,655 shares)	$32.21
Class R6* (based on $42,132,714/951,503 shares)	$44.28
Class R* (based on $59,007,795/1,362,666 shares)	$43.30
Class Y* (based on $1,355,967,425/30,633,442 shares)	$44.26
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $43.16 net asset value per share/100%-5.75% maximum sales charge)	$45.79

*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Semi-Annual | 6/30/257

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $2,137,107)	$56,872,705
Total Investment Income		$56,872,705
EXPENSES:
Management fees
Basic fees	$25,582,115
Performance adjustment	(1,657,822)
Administrative expenses	1,696,087
Transfer agent fees
Class A*	870,354
Class C*	35,781
Class R6*	71
Class R*	55,300
Class Y*	688,343
Distribution fees
Class A*	8,833,687
Class C*	478,437
Class R*	136,520
Shareholder communications expense	398,021
Custodian fees	44,691
Registration fees	145,187
Professional fees	89,130
Printing expense	44,825
Officers’ and Trustees’ fees	214,347
Insurance expense	46,300
Miscellaneous	68,386
Total expenses		$37,769,760
Less fees waived and expenses reimbursed by the Adviser		(622,658)
Net expenses		$37,147,102
Net investment income		$19,725,603
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$331,424,354
Other assets and liabilities denominated in foreign currencies	876	$331,425,230
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$471,141,908
Other assets and liabilities denominated in foreign currencies	30,179	$471,172,087
Net realized and unrealized gain (loss) on investments		$802,597,317
Net increase in net assets resulting from operations		$822,322,920

*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Fund | Semi-Annual | 6/30/25

Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$19,725,603	$48,506,379
Net realized gain (loss) on investments	331,425,230	1,230,522,604
Change in net unrealized appreciation (depreciation) on investments	471,172,087	425,486,702
Net increase in net assets resulting from operations	$822,322,920	$1,704,515,685
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.09 and $5.57 per share, respectively)	$(16,278,955)	$(932,107,673)
Class C* ($— and $5.37 per share, respectively)	—	(15,929,758)
Class R6* ($0.13 and $5.69 per share, respectively)	(135,436)	(4,926,695)
Class R* ($— and $5.39 per share, respectively)	—	(7,114,656)
Class Y* ($0.13 and $5.69 per share, respectively)	(4,153,011)	(178,236,214)
Total distributions to shareholders	$(20,567,402)	$(1,138,314,996)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$320,113,292	$926,010,722
Reinvestment of distributions	19,893,714	1,094,591,193
Cost of shares repurchased	(841,048,926)	(1,211,940,099)
Net increase (decrease) in net assets resulting from Fund share transactions	$(501,041,920)	$808,661,816
Net increase in net assets	$300,713,598	$1,374,862,505
NET ASSETS:
Beginning of period	$8,969,098,320	$7,594,235,815
End of period	$9,269,811,918	$8,969,098,320

*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Semi-Annual | 6/30/259

Statements of Changes in Net Assets
(continued)
	Six Months Ended 6/30/25 Shares (unaudited)	Six Months Ended 6/30/25 Amount (unaudited)	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class A*
Shares sold	1,570,873	$60,688,639	3,320,657	$138,201,405
Reinvestment of distributions	399,730	15,746,938	22,029,086	904,588,534
Less shares repurchased	(10,010,604)	(387,255,259)	(16,316,626)	(680,147,602)
Net increase (decrease)	(8,040,001)	$(310,819,682)	9,033,117	$362,642,337
Class C*
Shares sold	216,158	$6,257,581	732,060	$23,817,921
Reinvestment of distributions	—	—	505,901	15,505,381
Less shares repurchased	(521,754)	(15,048,926)	(645,583)	(20,675,412)
Net increase (decrease)	(305,596)	$(8,791,345)	592,378	$18,647,890
Class R6*
Shares sold	313,181	$12,242,374	446,248	$19,076,518
Reinvestment of distributions	3,355	135,436	116,591	4,912,295
Less shares repurchased	(356,041)	(14,426,667)	(261,597)	(11,166,397)
Net increase (decrease)	(39,505)	$(2,048,857)	301,242	$12,822,416
Class R*
Shares sold	127,328	$4,970,128	409,685	$17,153,471
Reinvestment of distributions	—	—	173,060	7,114,656
Less shares repurchased	(202,045)	(7,802,269)	(374,904)	(15,751,748)
Net increase (decrease)	(74,717)	$(2,832,141)	207,841	$8,516,379
Class Y*
Shares sold	5,967,022	$235,954,570	16,934,100	$727,761,407
Reinvestment of distributions	99,236	4,011,340	3,856,685	162,470,327
Less shares repurchased	(10,722,889)	(416,515,805)	(11,269,621)	(484,198,940)
Net increase (decrease)	(4,656,631)	$(176,549,895)	9,521,164	$406,032,794

*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Fund | Semi-Annual | 6/30/25

Financial Highlights
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class A*
Net asset value, beginning of period	$39.35	$36.48	$29.27	$37.80	$34.54	$29.58
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.08	$0.22	$0.25	$0.17	$0.05	$0.16
Net realized and unrealized gain (loss) on investments	3.82	8.22	8.07	(7.49)	9.33	6.81
Net increase (decrease) from investment operations	$3.90	$8.44	$8.32	$(7.32)	$9.38	$6.97
Distributions to shareholders:
Net investment income	$(0.09)	$(0.21)	$(0.28)	$(0.17)	$(0.05)	$(0.15)
Net realized gain	—	(5.36)	(0.83)	(1.04)	(6.07)	(1.86)
Total distributions	$(0.09)	$(5.57)	$(1.11)	$(1.21)	$(6.12)	$(2.01)
Net increase (decrease) in net asset value	$3.81	$2.87	$7.21	$(8.53)	$3.26	$4.96
Net asset value, end of period	$43.16	$39.35	$36.48	$29.27	$37.80	$34.54
Total return (b)	9.93%(c)	22.58%(d)	28.71%	(19.47)%	27.81%	23.90%
Ratio of net expenses to average net assets	0.89%(e)	0.92%	0.90%	0.91%	0.94%	1.04%
Ratio of net investment income (loss) to average net assets	0.43%(e)	0.53%	0.77%	0.51%	0.13%	0.52%
Portfolio turnover rate	40%(c)	64%	64%	57%	89%	91%
Net assets, end of period (in thousands)	$7,711,117	$7,346,842	$6,481,231	$5,425,590	$7,196,933	$5,984,206
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.90%(e)	0.95%	0.93%	1.00%	1.06%	1.08%
Net investment income (loss) to average net assets	0.42%(e)	0.50%	0.74%	0.42%	0.01%	0.48%
*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 22.55%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Semi-Annual | 6/30/2511

Financial Highlights  (continued)
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class C*
Net asset value, beginning of period	$29.42	$28.42	$23.04	$30.10	$28.70	$24.90
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.05)	$(0.08)	$(0.01)(b)	$(0.07)(b)	$(0.20)(b)	$(0.07)(b)
Net realized and unrealized gain (loss) on investments	2.84	6.45	6.32	(5.94)	7.67	5.74
Net increase (decrease) from investment operations	$2.79	$6.37	$6.31	$(6.01)	$7.47	$5.67
Distributions to shareholders:
Net investment income	$—	$(0.01)	$(0.10)	$(0.01)	$—	$(0.01)
Net realized gain	—	(5.36)	(0.83)	(1.04)	(6.07)	(1.86)
Total distributions	$—	$(5.37)	$(0.93)	$(1.05)	$(6.07)	$(1.87)
Net increase (decrease) in net asset value	$2.79	$1.00	$5.38	$(7.06)	$1.40	$3.80
Net asset value, end of period	$32.21	$29.42	$28.42	$23.04	$30.10	$28.70
Total return (c)	9.48%(d)	21.64%(e)	27.67%	(20.10)%	26.79%	22.99%
Ratio of net expenses to average net assets	1.69%(f)	1.72%	1.70%	1.70%	1.71%	1.81%
Ratio of net investment income (loss) to average net assets	(0.37)%(f)	(0.26)%	(0.03)%	(0.26)%	(0.63)%	(0.25)%
Portfolio turnover rate	40%(d)	64%	64%	57%	89%	91%
Net assets, end of period (in thousands)	$101,587	$101,763	$81,485	$70,521	$80,320	$47,608
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.70%(f)	1.74%	1.73%	1.80%	1.83%	1.85%
Net investment income (loss) to average net assets	(0.38)%(f)	(0.28)%	(0.06)%	(0.36)%	(0.75)%	(0.29)%
*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment gain (loss) in the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Not annualized.
(e)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 21.60%.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Fund | Semi-Annual | 6/30/25

	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class R6*
Net asset value, beginning of period	$40.35	$37.29	$29.89	$38.56	$35.13	$30.04
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.14	$0.35	$0.35	$0.28	$0.19	$0.26
Net realized and unrealized gain (loss) on investments	3.92	8.40	8.24	(7.65)	9.48	6.93
Net increase (decrease) from investment operations	$4.06	$8.75	$8.59	$(7.37)	$9.67	$7.19
Distributions to shareholders:
Net investment income	$(0.13)	$(0.33)	$(0.36)	$(0.26)	$(0.17)	$(0.24)
Net realized gain	—	(5.36)	(0.83)	(1.04)	(6.07)	(1.86)
Total distributions	$(0.13)	$(5.69)	$(1.19)	$(1.30)	$(6.24)	$(2.10)
Net increase (decrease) in net asset value	$3.93	$3.06	$7.40	$(8.67)	$3.43	$5.09
Net asset value, end of period	$44.28	$40.35	$37.29	$29.89	$38.56	$35.13
Total return (b)	10.09%(c)	22.94%(d)	29.06%	(19.22)%	28.23%	24.33%
Ratio of net expenses to average net assets	0.62%(e)	0.64%	0.61%	0.61%	0.61%	0.69%
Ratio of net investment income (loss) to average net assets	0.73%(e)	0.83%	1.05%	0.84%	0.48%	0.85%
Portfolio turnover rate	40%(c)	64%	64%	57%	89%	91%
Net assets, end of period (in thousands)	$42,133	$39,992	$25,724	$24,418	$26,995	$12,743
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.62%(e)	0.68%	0.65%	0.71%	0.73%	0.73%
Net investment income (loss) to average net assets	0.73%(e)	0.79%	1.01%	0.74%	0.36%	0.81%
*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 22.91%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Semi-Annual | 6/30/2513

Financial Highlights  (continued)
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class R*
Net asset value, beginning of period	$39.47	$36.59	$29.36	$37.91	$34.73	$29.74
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.00(b)	$0.03	$0.12	$0.00(b)	$(0.10)(c)	$0.04
Net realized and unrealized gain (loss) on investments	3.83	8.24	8.08	(7.49)	9.35	6.85
Net increase (decrease) from investment operations	$3.83	$8.27	$8.20	$(7.49)	$9.25	$6.89
Distributions to shareholders:
Net investment income	$—	$(0.03)	$(0.14)	$(0.02)	$—	$(0.04)
Net realized gain	—	(5.36)	(0.83)	(1.04)	(6.07)	(1.86)
Total distributions	$—	$(5.39)	$(0.97)	$(1.06)	$(6.07)	$(1.90)
Net increase (decrease) in net asset value	$3.83	$2.88	$7.23	$(8.55)	$3.18	$4.99
Net asset value, end of period	$43.30	$39.47	$36.59	$29.36	$37.91	$34.73
Total return (d)	9.73%(e)	22.03%(f)	28.15%	(19.86)%	27.28%	23.41%
Ratio of net expenses to average net assets	1.32%(g)	1.37%	1.31%	1.41%	1.33%	1.44%
Ratio of net investment income (loss) to average net assets	0.01%(g)	0.08%	0.36%	0.01%	(0.27)%	0.13%
Portfolio turnover rate	40%(e)	64%	64%	57%	89%	91%
Net assets, end of period (in thousands)	$59,008	$56,740	$44,991	$39,076	$52,370	$49,550
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.32%(g)	1.40%	1.34%	1.50%	1.45%	1.47%
Net investment income (loss) to average net assets	0.01%(g)	0.05%	0.33%	(0.08)%	(0.39)%	0.10%
*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with net investment gain (loss) in the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	Not annualized.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Fund | Semi-Annual | 6/30/25

(f)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 22.00%.
(g)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Semi-Annual | 6/30/2515

Financial Highlights  (continued)
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class Y*
Net asset value, beginning of period	$40.34	$37.29	$29.88	$38.55	$35.13	$30.04
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.14	$0.35	$0.35	$0.28	$0.19	$0.27
Net realized and unrealized gain (loss) on investments	3.91	8.39	8.25	(7.65)	9.48	6.92
Net increase (decrease) from investment operations	$4.05	$8.74	$8.60	$(7.37)	$9.67	$7.19
Distributions to shareholders:
Net investment income	$(0.13)	$(0.33)	$(0.36)	$(0.26)	$(0.18)	$(0.24)
Net realized gain	—	(5.36)	(0.83)	(1.04)	(6.07)	(1.86)
Total distributions	$(0.13)	$(5.69)	$(1.19)	$(1.30)	$(6.25)	$(2.10)
Net increase (decrease) in net asset value	$3.92	$3.05	$7.41	$(8.67)	$3.42	$5.09
Net asset value, end of period	$44.26	$40.34	$37.29	$29.88	$38.55	$35.13
Total return (b)	10.07%(c)	22.92%(d)	29.11%	(19.23)%	28.20%	24.33%
Ratio of net expenses to average net assets	0.65%(e)	0.64%	0.61%	0.61%	0.61%	0.71%
Ratio of net investment income (loss) to average net assets	0.68%(e)	0.82%	1.05%	0.84%	0.48%	0.84%
Portfolio turnover rate	40%(c)	64%	64%	57%	89%	91%
Net assets, end of period (in thousands)	$1,355,967	$1,423,762	$960,805	$978,738	$998,552	$378,626
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.72%(e)	0.77%	0.75%	0.82%	0.81%	0.83%
Net investment income (loss) to average net assets	0.61%(e)	0.69%	0.91%	0.63%	0.28%	0.72%
*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 22.89%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Fund | Semi-Annual | 6/30/25

Notes to Financial Statements  |  6/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class R and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The investment objective of the Fund is to provide reasonable income and capital growth.
The Fund offers five classes of shares designated as Class A, Class C, Class R6, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser. Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital”
Victory Pioneer Fund | Semi-Annual | 6/30/2517

or the “Adviser”) serves as the Fund’s investment adviser (See Note 7). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund.  The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
18Victory Pioneer Fund | Semi-Annual | 6/30/25

The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the
Victory Pioneer Fund | Semi-Annual | 6/30/2519

determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if
20Victory Pioneer Fund | Semi-Annual | 6/30/25

any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$286,295,199
Long-term capital gains	852,019,797
Total	$1,138,314,996
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$43,394,188
Undistributed long-term capital gains	132,898,515
Net unrealized appreciation	2,969,141,512
Total	$3,145,434,215
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the
Victory Pioneer Fund | Semi-Annual | 6/30/2521

time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account, these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You may want to avoid buying shares when the Fund is about to declare a dividend or capital gain distribution. You should consult your tax adviser before buying shares no matter when you are investing.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $142,669 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares of the Fund do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between
22Victory Pioneer Fund | Semi-Annual | 6/30/25

Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund primarily invests in equity securities of U.S. issuers.
Victory Pioneer Fund | Semi-Annual | 6/30/2523

The Adviser considers ESG factors in making investment decisions. Excluding specific issuers limits the universe of investments available to the Fund as compared with other funds that do not consider ESG factors, which may mean forgoing some investment opportunities available to funds that do not consider ESG factors. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that considers ESG factors. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. In considering ESG factors, the Adviser may use third party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased.
The Fund’s investments in foreign markets, including developing markets, may subject the Fund to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity
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of certain Fund investments, on Fund performance and the value of an investment in the Fund. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated
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daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion of the Fund’s average daily net assets, and 0.55% on the excess over $10 billion of the Fund’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.60% of the Fund’s average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion of the Fund’s average daily net assets, and 0.55% on the excess over $10 billion of the Fund’s average daily net assets. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund’s Class A shares as compared to the Standard and Poor’s 500 Index. The performance comparison is made for a rolling 36-month period. In addition, the Adviser, contractually limits any positive adjustment of the Fund’s management fee to 0.10% of the Fund’s average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the six months ended June 30, 2025, the aggregate performance adjustment resulted in a decrease to the basic fee of $1,657,822. For the six months ended June 30, 2025, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.56% (annualized) of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.92%, 1.72%, 0.64%, 1.37%, and 0.64% of the Fund’s Class A, Class C, Class R6, Class R, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 0.65% and 0.65% of the average daily net assets attributable to Class R6 shares and Class Y shares, respectively. These expense limitations were in effect through April 1, 2025. Fees waived
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and expenses reimbursed during the six months ended June 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $4,839,534 in management fees payable to the Adviser at June 30, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for their services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended June 30, 2025, the Fund paid $214,347 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $6,061 and a payable for administrative expenses of $400,926, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended June 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$363,250
Class C	4,519
Class R6	2,034
Class R	1,113
Class Y	27,105
Total	$398,021
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5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $927,490 in distribution fees payable to the Distributor at June 30, 2025.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended June 30, 2025, CDSCs in the amount of $13,690 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
6. Line of Credit Facility
During the periods  covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit
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facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended June 30, 2025, the Fund had no borrowings under the credit facility.
7. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders.  Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $8,210,933,426 and an identified cost of $5,963,182,875 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
Victory Pioneer Fund | Semi-Annual | 6/30/2529

Additional Information
A Special Shareholder Meeting of Pioneer Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Fund reorganized into Victory Pioneer Fund.
 The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Fund	131,929,985	112,776,100	6,421,246	12,732,639
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement.  These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds.  In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory
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Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)             that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
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(ii)            representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)           that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv)           the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)            Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)           Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)           the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)          the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)            that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
Victory Pioneer Fund | Semi-Annual | 6/30/2533

annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x)           that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Fund assets in companies meeting certain criteria;
(xi)           that Victory Capital had acquired and integrated several investment management companies;
(xii)           that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)           the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of
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Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Fund assets in companies meeting certain criteria.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
Victory Pioneer Fund | Semi-Annual | 6/30/2535

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the
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performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Fund assets in companies meeting certain criteria.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to
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the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
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The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer Fund | Semi-Annual | 6/30/2539

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19404-SFR-0825

Victory Pioneer U.S. Government Money Market Fund*
(successor to Pioneer U.S. Government Money Market Fund)*
Semi-Annual: Full Financials
June 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer U.S. Government Money Market Fund.

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Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/251

Schedule of Investments  |  6/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 103.5%
	U.S. Government and Agency Obligations — 60.6% of Net Assets
2,000,000(a)	Federal Farm Credit Banks Funding Corp., 4.490%, (SOFR + 9 bps), 2/12/26	$ 2,000,588
6,000,000	Federal Home Loan Mortgage Corp., 0.375%, 9/23/25	5,945,794
10,000,000(b)	U.S. Treasury Bills, 7/1/25	10,000,000
15,000,000(b)	U.S. Treasury Bills, 8/5/25	14,937,705
20,000,000(b)	U.S. Treasury Bills, 8/7/25	19,912,706
10,000,000(b)	U.S. Treasury Bills, 8/12/25	9,950,592
20,000,000(b)	U.S. Treasury Bills, 8/14/25	19,895,256
15,000,000(b)	U.S. Treasury Bills, 8/26/25	14,901,148
10,000,000(b)	U.S. Treasury Bills, 9/4/25	9,923,778
5,000,000(b)	U.S. Treasury Bills, 9/23/25	4,951,000
17,000,000(a)	U.S. Treasury Floating Rate Notes, 4.365%, (3 Month U.S. Treasury Money Market Yield + 13 bps), 7/31/25	16,999,532
10,000,000(a)	U.S. Treasury Floating Rate Notes, 4.390%, (3 Month U.S. Treasury Money Market Yield + 15 bps), 4/30/26	10,000,822
10,000,000(a)	U.S. Treasury Floating Rate Notes, 4.410%, (3 Month U.S. Treasury Money Market Yield + 17 bps), 10/31/25	9,999,144
10,000,000(a)	U.S. Treasury Floating Rate Notes, 4.485%, (3 Month U.S. Treasury Money Market Yield + 25 bps), 1/31/26	10,008,568
	Total U.S. Government and Agency Obligations (Cost $159,426,633)	$159,426,633

	SHORT TERM INVESTMENTS — 42.9% of Net Assets
	Repurchase Agreements — 42.9%
22,580,000	Bank of America, 4.40%, dated 6/30/25,
to be purchased on 7/1/25 for $22,582,760, collateralized by the following:
$6,940,793, Federal National Mortgage Association, 3.29%-3.53%, 4/1/33-7/1/37,
	$16,090,808, Government National Mortgage Association, 4.50%-6.00%, 3/15/29-3/15/66	$ 22,580,000
22,580,000	Bank of Montreal, 4.395%, dated 6/30/25, to be purchased on 7/1/25 for $22,582,757, collateralized by $23,031,600, Government National Mortgage Association, 6.00%, 5/20/55	22,580,000
22,580,000	Scotia Capital Inc., 4.40%, dated 6/30/25, to be purchased on 7/1/25 for $22,582,760, collateralized by $23,034,458, U.S. Treasury Bill, 8/5/25-9/2/25	22,580,000
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
22,580,000	RBC Dominion Securities Inc., 4.41%, dated 6/30/25,
to be purchased on 7/1/25 for $22,582,766, collateralized by the following:
$389,836, U.S. Treasury Bill, 12/4/25,
$19,683,388, U.S. Treasury Bond, 1.75%-3.63%, 8/15/41-2/15/53,
	$2,961,236, U.S. Treasury Note, 1.25%, 12/31/26	$ 22,580,000
11,290,000	Toronto-Dominion Bank, 4.39%, dated 6/30/25, to be purchased on 7/1/25 for $11,291,377, collateralized by $11,515,875, U.S. Treasury Note, 4.63%, 5/31/31	11,290,000
11,290,000	Toronto-Dominion Bank, 4.40%, dated 6/30/25, to be purchased on 7/1/25 for $11,291,380, collateralized by $11,515,800, Federal National Mortgage Association, 3.00%, 8/1/50	11,290,000
		$112,900,000

	TOTAL SHORT TERM INVESTMENTS (Cost $112,900,000)	$112,900,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.5% (Cost $272,326,633)	$272,326,633
	OTHER ASSETS AND LIABILITIES — (3.5)%	$(9,277,924)
	net assets — 100.0%	$263,048,709

bps	Basis Points.
SOFR	Secured Overnight Financing Rate.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2025.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
At June 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $272,326,633 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$—
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	—
Net unrealized appreciation	$—
The accompanying notes are an integral part of these financial statements.
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/253

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$159,426,633	$—	$159,426,633
Repurchase Agreements	—	112,900,000	—	112,900,000
Total Investments in Securities	$—	$272,326,633	$—	$272,326,633
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

Statement of Assets and Liabilities  |  6/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $159,426,633)	$159,426,633
Repurchase Agreements, at value (cost $112,900,000)	112,900,000
Cash	6,244,584
Receivables —
Fund shares sold	732,198
Interest	392,872
Other assets	44,134
Total assets	$279,740,421
LIABILITIES:
Payables —
Investment securities purchased	$15,872,326
Fund shares repurchased	481,425
Distributions	114,573
Trustees’ fees	735
Management fees	72,698
Administrative expenses	11,133
Accrued expenses	138,822
Total liabilities	$16,691,712
NET ASSETS:
Paid-in capital	$262,992,961
Distributable earnings	55,748
Net assets	$263,048,709
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $225,238,624/225,324,310 shares)	$1.00
Class Y* (based on $37,810,085/37,820,646 shares)	$1.00

*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/255

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$6,054,150
Total Investment Income		$6,054,150
EXPENSES:
Management fees	$485,839
Administrative expenses	68,249
Transfer agent fees
Class A*	39,227
Class R*	146
Class Y*	702
Distribution fees
Class A*	170,962
Class R*	4,095
Shareholder communications expense	22,388
Custodian fees	11
Registration fees	30,956
Professional fees	28,301
Printing expense	19,147
Officers’ and Trustees’ fees	5,349
Insurance expense	2,820
Miscellaneous	984
Total expenses		$879,176
Less fees waived and expenses reimbursed by the Adviser and the Distributor		(170,962)
Net expenses		$708,214
Net investment income		$5,345,936
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$—
Net increase in net assets resulting from operations		$5,345,936

*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$5,345,936	$14,475,369
Net realized gain (loss) on investments	—	497
Net increase in net assets resulting from operations	$5,345,936	$14,475,866
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.0191 and $0.0465 per share, respectively)	$(4,365,713)	$(10,975,490)
Class R* ($0.0084 and $0.0417 per share, respectively)	(27,321)	(114,201)
Class Y* ($0.0193 and $0.0471 per share, respectively)	(919,242)	(3,377,250)
Total distributions to shareholders	$(5,312,276)	$(14,466,941)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$69,348,730	$122,404,355
Reinvestment of distributions	4,351,827	11,021,456
Cost of shares repurchased	(119,084,137)	(138,728,618)
Net decrease in net assets resulting from Fund share transactions	$(45,383,580)	$(5,302,807)
Net decrease in net assets	$(45,349,920)	$(5,293,882)
NET ASSETS:
Beginning of period	$308,398,629	$313,692,511
End of period	$263,048,709	$308,398,629

*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/257

Statements of Changes in Net Assets
(continued)
	Six Months Ended 6/30/25 Shares (unaudited)	Six Months Ended 6/30/25 Amount (unaudited)	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class A*
Shares sold	36,519,784	$36,520,134	88,216,422	$88,216,422
Reinvestment of distributions	4,253,939	4,253,939	10,743,295	10,743,295
Less shares repurchased	(48,252,624)	(48,252,624)	(110,032,317)	(110,032,317)
Net decrease	(7,478,901)	$(7,478,551)	(11,072,600)	$(11,072,600)
Class R*
Shares sold	295,066	$294,716	1,138,719	$1,138,719
Reinvestment of distributions	26,698	26,698	111,714	111,714
Less shares repurchased	(3,563,673)	(3,563,674)	(450,558)	(450,558)
Net increase (decrease)	(3,241,909)	$(3,242,260)	799,875	$799,875
Class Y*
Shares sold	32,533,880	$32,533,880	33,049,214	$33,049,214
Reinvestment of distributions	71,190	71,190	166,447	166,447
Less shares repurchased	(67,267,839)	(67,267,839)	(28,245,743)	(28,245,743)
Net increase (decrease)	(34,662,769)	$(34,662,769)	4,969,918	$4,969,918

*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

Financial Highlights
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class A*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.019	$0.047	$0.045	$0.015	$0.000(b)	$0.002
Net realized and unrealized gain (loss) on investments	0.000	0.000(b)	0.000	(0.001)	0.000(b)	0.000(b)
Net increase (decrease) from investment operations	$0.019	$0.047	$0.045	$0.014	$0.000(b)	$0.002
Distributions to shareholders:
Net investment income	$(0.019)	$(0.047)	$(0.045)	$(0.014)	$(0.000)(b)	$(0.002)(c)
Total distributions	$(0.019)	$(0.047)	$(0.045)	$(0.014)	$(0.000)(b)	$(0.002)
Net increase (decrease) in net asset value	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)	1.92%(e)	4.75%	4.61%	1.39%	0.02%	0.20%
Ratio of net expenses to average net assets	0.52%(f)	0.54%	0.55%	0.39%	0.04%	0.25%
Ratio of net investment income (loss) to average net assets	3.85%(f)	4.65%	4.52%	1.45%	0.03%	0.16%
Net assets, end of period (in thousands)	$225,239	$232,692	$243,757	$265,715	$215,528	$257,214
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.67%(f)	0.69%	0.70%	0.65%	0.79%	0.79%
Net investment income (loss) to average net assets	3.70%(f)	4.50%	4.37%	1.19%	(0.72)%	(0.38)%
*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareholders during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareholders during the period.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	Not annualized.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/259

Financial Highlights  (continued)
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class Y*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.019	$0.047	$0.046	$0.014	$0.000(b)	$0.002
Net realized and unrealized gain (loss) on investments	0.000	0.000(b)	0.000	0.000(b)	0.000(b)	0.000(b)
Net increase (decrease) from investment operations	$0.019	$0.047	$0.046	$0.014	$0.000(b)	$0.002
Distributions to shareholders:
Net investment income	$(0.019)	$(0.047)	$(0.046)	$(0.014)	$(0.000)(b)	$(0.002)(c)
Total distributions	$(0.019)	$(0.047)	$(0.046)	$(0.014)	$(0.000)(b)	$(0.002)
Net increase (decrease) in net asset value	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)	1.95%(e)	4.81%	4.67%	1.40%	0.02%	0.22%
Ratio of net expenses to average net assets	0.46%(f)	0.48%	0.50%	0.38%	0.05%	0.24%
Ratio of net investment income (loss) to average net assets	3.86%(f)	4.71%	4.58%	1.42%	0.02%	0.19%
Net assets, end of period (in thousands)	$37,810	$72,465	$67,494	$62,204	$54,015	$48,542
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.46%(f)	0.48%	0.50%	0.46%	0.51%	0.53%
Net investment income (loss) to average net assets	3.86%(f)	4.71%	4.58%	1.34%	(0.44)%	(0.10)%
*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareholders during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareholders during the period.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	Not annualized.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

Notes to Financial Statements  |  6/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer U.S. Government Money Market Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversiﬁed, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class R and Class Y shares in exchange for the Fund’s Class A, Class A and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.
The Fund offers two classes of shares designated as Class A and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 6). Prior to April 1, 2025, Amundi Distributor US, Inc., an afﬁliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/2511

Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund.  The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed twice daily, on each day the New York Stock Exchange (“NYSE”) is open, at 1:00 p.m. Eastern time and as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
The Fund generally values its securities using the amortized cost method, which approximates fair market value, in accordance with Rule 2a-7 under the 1940 Act. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security. This valuation method is designed to permit a money market fund to maintain a constant net asset value of $1.00 per share, but there is no guarantee that it will do so.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
12Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

B.	Investment Income and Transactions
Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At December 31, 2024, the Fund was permitted to carry forward indefinitely $1,761 of short-term losses and $218 of long-term losses.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$14,466,941
Total	$14,466,941
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/2513

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$24,067
Capital loss carryforward	(1,979)
Total	$22,088
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased
14Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
General market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, inflation, changes in interest rates, lack of liquidity or other disruptions in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or other factors or adverse investor sentiment or other adverse market events and conditions could cause the value of your investment, or its yield, to decline. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value of the Fund's investments. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the ceiling on U.S. government debt could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets, including with respect to the value and liquidity of the Fund's investments.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/2515

With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
16Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

Open repurchase agreements at June 30, 2025 are disclosed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund's Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% of the Fund’s average daily net assets over $1 billion. For the six months ended June 30, 2025, the effective management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.35% (annualized) of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest,taxes, and brokerage commissions) do not exceed 0.54%, and 0.48% of the Fund’s Class A, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
The Adviser has agreed to limit the Fund’s expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, the Adviser and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. Additionally, the Distributor has voluntarily agreed to waive distribution fees payable by Class A shares. These expense limitation policies are voluntary and temporary and may be revised or terminated by the Adviser or Distributor, as applicable, at any time without notice. Fees waived and expenses reimbursed during the six months ended June 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $72,698 in management fees payable to the Adviser at June 30, 2025.
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/2517

3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended June 30, 2025, the Fund paid $5,349 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $735 and a payable for administrative expenses of $11,133, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended June 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$22,244
Class R	139
Class Y	5
Total	$22,388
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares.
18Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

6. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities.  The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $279,966,084 and an identified cost of $279,966,084 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/2519

Additional Information
A Special Shareholder Meeting of Pioneer U.S. Government Money Market Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer U.S. Government Money Market Fund reorganized into Victory Pioneer U.S. Government Money Market Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer U.S. Government Money Market Fund	169,341,791	150,597,818	5,225,446	13,518,528
20Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer U.S. Government Money Market Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement.  These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds.  In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/2521

prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
22Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/2523

annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account
24Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/2525

business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular
26Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/25

reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/2527

Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under
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management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer U.S. Government Money Market Fund | Semi-Annual | 6/30/2529

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19399-SFR-0825

Victory Pioneer AMT-Free Municipal Fund*
(successor to Pioneer AMT-Free Municipal Fund)*
Semi-Annual: Full Financials
June 30, 2025
* Effective May 2, 2025, during the semi-annual reporting period covered by this report, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer AMT-Free Municipal Fund.

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Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/251

Schedule of Investments  |  6/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.1%
	Municipal Bonds — 98.1% of Net Assets(a)
	Alabama — 3.0%
14,275,000	County of Jefferson Sewer Revenue, 5.50%, 10/1/53	$ 14,657,856
3,000,000(b)	Energy Southeast A Cooperative District, Series B, 5.25%, 7/1/54	3,197,460
	Total Alabama	$17,855,316

	Arizona — 2.9%
2,100,000	Arizona Industrial Development Authority, 3.00%, 2/1/45	$ 1,526,511
10,000,000	Salt River Project Agricultural Improvement & Power District, Series B, 5.25%, 1/1/53	10,396,200
5,000,000	Salt River Project Agricultural Improvement & Power District, Salt River Project, Series B, 5.00%, 1/1/35	5,705,850
	Total Arizona	$17,628,561

	Arkansas — 1.5%
9,850,000(c)	Fayetteville School District No 1, Arkansas Construction Bonds, 4.00%, 2/1/50 (ST AID WITHHLDG Insured)	$ 8,995,808
	Total Arkansas	$8,995,808

	California — 9.1%
36,350,000(d)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	$ 2,659,730
13,000,000(b)	California Educational Facilities Authority, Series V-5, 5.00%, 3/1/55	14,858,090
1,500,000	California Educational Facilities Authority, Stanford University, 5.00%, 4/1/51	1,625,865
12,900,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	8,949,375
650,000	California School Finance Authority, New Designs Charter School Project, Series A, 5.00%, 6/1/54 (144A)	599,261
145,000,000(d)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	15,168,450
3,000,000	Long Beach Bond Finance Authority, Series A, 5.50%, 11/15/37	3,298,650
1,900,000	M-S-R Energy Authority, Series B, 6.50%, 11/1/39	2,262,254
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

Principal Amount USD ($)		Value
	California — (continued)
1,020,000(c)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	$ 1,114,289
5,530,000(c)	Santa Paula Unified School District, Ventura County, California, Series D, 3.00%, 8/1/49	4,015,056
	Total California	$54,551,020

	Colorado — 3.9%
7,040,000	Colorado Health Facilities Authority, Series A, 3.00%, 11/15/51 (BAM-TCRS Insured)	$ 5,124,557
3,500,000	Colorado Health Facilities Authority, Covenant Living Communities And Services, Series A, 5.125%, 12/1/55	3,483,235
11,740,000(c)	Denver City & County School District No 1, Series C, 5.50%, 12/1/46 (ST AID WITHHLDG Insured)	12,697,279
1,000,000	Denver Health & Hospital Authority, Series A, 5.125%, 12/1/50	986,530
1,000,000	Denver Health & Hospital Authority, Series A, 6.00%, 12/1/55	1,054,970
	Total Colorado	$23,346,571

	District of Columbia — 1.2%
7,055,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$ 7,300,373
	Total District of Columbia	$7,300,373

	Florida — 8.7%
5,000,000	Brevard County Health Facilities Authority, Series A, 5.00%, 4/1/52	$ 4,788,000
2,500,000	City of Miami, Miami Forever Infrastructure Programs, Series C, 5.25%, 1/1/49	2,595,150
10,000,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 3.00%, 10/1/49 (BAM-TCRS Insured)	7,017,500
4,525,000	Florida State Board of Governors Florida International University Dormitory Rev, Series A, 3.00%, 7/1/46 (BAM Insured)	3,281,530
8,255,000	Hillsborough County Industrial Development Authority, 3.50%, 8/1/55 (BAM-TCRS Insured)	6,078,321
10,870,000	Orange County Health Facilities Authority, Orlando Health Obligated Group, Series A, 5.25%, 10/1/56	11,049,790
The accompanying notes are an integral part of these financial statements.
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/253

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
5,860,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 4.00%, 7/1/54	$ 5,005,026
16,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series C, 3.00%, 7/1/51	11,899,680
	Total Florida	$51,714,997

	Georgia — 0.3%
2,000,000	Main Street Natural Gas, Inc., Series A, 4.00%, 5/15/39	$ 1,864,480
	Total Georgia	$1,864,480

	Idaho — 0.5%
2,725,000	Idaho Housing & Finance Association, The College Of Idaho Project, 5.375%, 11/1/38 (144A)	$ 2,819,530
	Total Idaho	$2,819,530

	Illinois — 3.6%
2,000,000	Chicago O'Hare International Airport, Senior Lien, Series B, 5.50%, 1/1/59	$ 2,091,220
10,350,000(c)	City of Chicago, Series A, 5.50%, 1/1/49	10,361,385
5,000,000	Illinois Finance Authority, Grenshaw Parking Properties LLC– University Of Illinois Chicago Parking Structure Project, Series A, 5.25%, 10/1/54	5,054,350
3,000,000	Illinois Housing Development Authority, Series H-1, 4.50%, 7/1/62 (FHA 542(C) Insured)	2,733,030
1,385,000(e)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.00%, 7/1/26	1,419,680
	Total Illinois	$21,659,665

	Indiana — 2.3%
2,000,000	Indiana Finance Authority, Marquette Project, Series A, 5.375%, 3/1/55	$ 1,944,020
1,300,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.00%, 7/1/54	1,223,885
1,600,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.00%, 7/1/59	1,511,056
1,500,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.25%, 7/1/64	1,454,460
7,500,000	Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series B-1, 5.25%, 1/1/55	7,726,350
	Total Indiana	$13,859,771

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

Principal Amount USD ($)		Value
	Iowa — 1.0%
6,500,000	Iowa Finance Authority, Lifespace Communities Inc., Series A, 5.125%, 5/15/59	$ 6,077,565
	Total Iowa	$6,077,565

	Maine — 0.4%
1,250,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.125%, 7/1/52 (AG ST AID WITHHLDG Insured)	$ 1,262,525
1,000,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.50%, 7/1/47 (AG ST AID WITHHLDG Insured)	1,044,240
	Total Maine	$2,306,765

	Massachusetts — 6.7%
3,000,000(c)	Commonwealth of Massachusetts, Series A, 5.00%, 5/1/48	$ 3,061,500
4,530,000	Massachusetts Development Finance Agency, Boston Medical Center, 5.25%, 7/1/52	4,485,289
2,500,000	Massachusetts Development Finance Agency, Brown University Health Obligated Group, Series A, 5.50%, 8/15/50	2,570,575
13,020,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	14,250,129
3,500,000	Massachusetts Development Finance Agency, Lasell Village, 5.25%, 7/1/55	3,393,075
2,500,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.50%, 7/1/44	2,306,675
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	7,540,368
3,000,000(c)	Town of Swampscott, 3.00%, 3/1/52	2,146,050
	Total Massachusetts	$39,753,661

	Missouri — 0.6%
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.00%, 11/15/45	$ 3,512,480
	Total Missouri	$3,512,480

	Nebraska — 1.7%
14,750,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	$ 10,315,118
	Total Nebraska	$10,315,118

The accompanying notes are an integral part of these financial statements.
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/255

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	New Hampshire — 0.8%
5,000,000	New Hampshire Health and Education Facilities Authority Act, Dartmouth Health, Series A, 5.00%, 8/1/59 (BAM-TCRS Insured)	$ 4,922,200
	Total New Hampshire	$4,922,200

	New Jersey — 1.2%
3,000,000(b)	New Jersey Educational Facilities Authority, Princeton University, Series A, 5.00%, 7/1/64	$ 3,303,390
2,500,000	New Jersey Housing & Mortgage Finance Agency, Series K, 4.70%, 10/1/50	2,460,100
1,000,000	Passaic County Improvement Authority, Paterson Charter School For Science And Technology, Inc. Project, 4.50%, 7/1/40	973,150
500,000	Passaic County Improvement Authority, Paterson Charter School For Science And Technology, Inc. Project, 5.00%, 7/1/44	489,530
	Total New Jersey	$7,226,170

	New Mexico — 0.3%
2,000,000	New Mexico Mortgage Finance Authority, Series C, 5.10%, 9/1/55 (GNMA/FNMA/FHLMC Insured)	$ 1,980,120
	Total New Mexico	$1,980,120

	New York — 10.1%
1,200,000	Albany Capital Resource Corp., KIPP Capital Region Public Charter Schools Project, 4.75%, 6/1/54	$ 1,076,532
3,995,000(c)	City of New York, Series D, 5.25%, 4/1/47	4,165,586
5,000,000(c)	City of New York, Series F-1, 3.00%, 3/1/51 (BAM-TCRS Insured)	3,432,600
5,000,000	Metropolitan Transportation Authority, Climate Bond Certified, Series A, 4.00%, 11/15/48 (BAM Insured)	4,320,450
5,000,000	New York City Housing Development Corp., 3.05%, 5/1/50	3,510,400
5,000,000	New York City Transitional Finance Authority, Series E, 5.50%, 11/1/49	5,317,300
40,000,000(d)	New York Counties Tobacco Trust, Series F, 6/1/60	2,057,200
15,000,000	New York Liberty Development Corp., 4 World Trade Center Project, Series A, 3.00%, 11/15/51	10,079,250
3,135,000	New York State Dormitory Authority, 3.00%, 2/1/50 (FHA 241 Insured)	2,181,302
11,400,000	New York State Dormitory Authority, Series A, 3.00%, 7/1/48	8,003,256
5,000(f)	New York State Dormitory Authority, Series A, 5.25%, 3/15/52	5,783
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

Principal Amount USD ($)		Value
	New York — (continued)
1,000,000	New York State Dormitory Authority, Series A, 5.50%, 5/1/56	$ 1,010,110
4,290,000	New York State Dormitory Authority, Columbia University, Series A, 5.00%, 10/1/50	4,577,902
5,000,000	New York State Dormitory Authority, Cornell University, Series A, 5.50%, 7/1/54	5,262,200
1,000,000	New York State Dormitory Authority, Montefiore Obligated Group, 5.50%, 11/1/47	1,047,470
500,000	New York State Dormitory Authority, White Plains Hospital Obligated Group, 5.25%, 10/1/49	500,885
4,000,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	4,072,760
	Total New York	$60,620,986

	North Carolina — 2.0%
5,920,000	County of Union, Enterprise System Revenue, 3.00%, 6/1/51	$ 4,108,362
1,610,000	North Carolina Medical Care Commission, Carolina Meadows, 5.25%, 12/1/49	1,633,136
3,540,000	North Carolina Medical Care Commission, Carolina Meadows, 5.25%, 12/1/54	3,554,549
2,500,000	North Carolina Medical Care Commission, Twin Lakes Community, Series A, 5.25%, 1/1/55	2,440,500
	Total North Carolina	$11,736,547

	Ohio — 4.2%
3,595,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 4.00%, 6/1/48	$ 2,984,929
9,000,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	7,661,250
16,780,000	State of Ohio, Series A, 4.00%, 1/15/50 (BAM-TCRS Insured)	14,228,265
	Total Ohio	$24,874,444

	Oregon — 0.5%
4,120,000	Medford Hospital Facilities Authority, Series A, 3.00%, 8/15/50 (AG Insured)	$ 2,859,692
	Total Oregon	$2,859,692

	Pennsylvania — 6.4%
3,500,000	Allentown Commercial and Industrial Development Authority, Executive Education Academy Charter School Project, 5.00%, 7/1/59 (144A)	$ 3,114,650
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,475,611
The accompanying notes are an integral part of these financial statements.
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/257

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
900,000	Lancaster Municipal Authority, Garden Spot Village Project, Series A, 5.00%, 5/1/49	$ 820,341
400,000	Lancaster Municipal Authority, Garden Spot Village Project, Series B, 5.00%, 5/1/54	367,912
530,000	Lancaster Municipal Authority, Garden Spot Village Project, Series B, 5.00%, 5/1/59	482,311
5,000,000	Montgomery County Higher Education and Health Authority, Series B, 3.25%, 5/1/55	3,347,150
10,000,000	Montgomery County Higher Education and Health Authority, Series B, 4.00%, 5/1/56 (BAM-TCRS Insured)	8,242,300
5,000,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series AG, 3.25%, 5/1/55 (AG-CR Insured)	3,467,200
3,000,000	Montgomery County Industrial Development Authority, The Haverford School Project, 4.00%, 3/1/49	2,523,300
1,250,000	Montgomery County Industrial Development Authority, Ursinus College Project, 5.25%, 11/1/54	1,178,512
2,500,000(g)	Pennsylvania Housing Finance Agency, Series 149A, 5.20%, 4/1/53	2,511,050
10,000,000	Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51	8,601,500
	Total Pennsylvania	$38,131,837

	Puerto Rico — 3.8%
4,563,146(b)	Commonwealth of Puerto Rico, 11/1/43	$ 2,806,334
1,994,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 4.75%, 7/1/53	1,826,923
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 5.00%, 7/1/58	17,834,730
	Total Puerto Rico	$22,467,987

	Rhode Island — 1.4%
7,050,000(b)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 1.92%, 9/1/47 (144A)	$ 4,404,840
20,000,000(d)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	3,926,000
	Total Rhode Island	$8,330,840

The accompanying notes are an integral part of these financial statements.
8Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

Principal Amount USD ($)		Value
	Tennessee — 0.5%
1,250,000	Hamilton County & Chattanooga Sports Authority, Tennessee Public Facility Revenue Bonds (Stadium Project), Series A, 5.75%, 12/1/50	$ 1,359,250
1,750,000	Hamilton County & Chattanooga Sports Authority, Tennessee Public Facility Revenue Bonds (Stadium Project), Series A, 6.00%, 12/1/55	1,938,003
	Total Tennessee	$3,297,253

	Texas — 9.3%
8,000,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	$ 8,447,840
5,000,000	Central Texas Regional Mobility Authority, Series D, 3.00%, 1/1/46 (BAM-TCRS Insured)	3,723,300
2,250,000	Clifton Higher Education Finance Corp., Inspire Academies, 4.50%, 8/15/54 (PSF-GTD Insured)	2,042,370
3,250,000	Clifton Higher Education Finance Corp., International Leadership Of Texas, Inc., Series A, 5.25%, 2/15/49 (PSF-GTD Insured)	3,334,565
2,000,000(c)	Conroe Independent School District, Montgomery County, 4.00%, 2/15/50 (PSF-GTD Insured)	1,765,820
2,000,000(c)	County of Bexar, 3.00%, 6/15/41	1,616,300
5,000,000	EP Essential Housing WF PFC, Home Essential Function Housing Program, 4.25%, 12/1/34	5,005,650
7,500,000	Greater Texas Cultural Education Facilities Finance Corp., Texas Biomedical Research Institute Project, Series A, 5.25%, 6/1/54	7,741,350
10,000,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	6,924,200
2,625,000	Lower Colorado River Authority, LCRA Transmission Services Corporation Project, 5.00%, 5/15/47	2,644,556
3,090,000	Lower Colorado River Authority, LCRA Transmission Services Corporation Project, 5.50%, 5/15/48 (AG Insured)	3,245,922
2,500,000	New Hope Cultural Education Facilities Finance Corp., Westminster Project, 5.00%, 11/1/60	2,290,300
8,000,000	Tarrant County Cultural Education Facilities Finance Corp., Cook Children'S Medical Center, 3.00%, 12/1/50	5,464,640
1,500,000	Texas Water Development Board, 4.80%, 10/15/52	1,497,405
	Total Texas	$55,744,218

	Utah — 2.6%
4,000,000	Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Series A, 5.50%, 6/1/55 (AG Insured)	$ 4,193,200
The accompanying notes are an integral part of these financial statements.
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/259

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Utah — (continued)
1,500,000(c)	MIDA Cormont Public Infrastructure District, Series A-1, 6.25%, 6/1/55 (144A)	$ 1,521,945
13,110,000	Utah State University, Series B, 3.00%, 12/1/49 (BAM-TCRS Insured)	9,569,251
	Total Utah	$15,284,396

	Virginia — 5.3%
8,470,000	Loudoun County Economic Development Authority, Howard Hughes Medical Institute Issue, 4.00%, 10/1/52	$ 7,649,850
16,990,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	14,725,913
8,000,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51 (ST INTERCEPT Insured)	5,621,680
3,500,000	Virginia Small Business Financing Authority, Lifespire Of Virginia, Series A, 5.50%, 12/1/54	3,518,550
	Total Virginia	$31,515,993

	Washington — 1.6%
2,000,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.25%, 7/1/55 (144A), (BAM Insured)	$ 1,979,520
6,500,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.25%, 7/1/64 (144A), (BAM Insured)	6,404,385
1,000,000	Washington State Housing Finance Commission, Radford Court And Nordhem Court Portfolio, 5.50%, 7/1/59	1,015,390
	Total Washington	$9,399,295

	Wisconsin — 0.7%
4,240,000	Public Finance Authority, Kahala Nui Project, 5.25%, 11/15/61	$ 4,252,169
	Total Wisconsin	$4,252,169

	Total Municipal Bonds (Cost $615,423,169)	$586,205,828

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.1% (Cost $615,423,169)	$586,205,828
	OTHER ASSETS AND LIABILITIES — 1.9%	$11,361,262
	net assets — 100.0%	$597,567,090

The accompanying notes are an integral part of these financial statements.
10Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

AMBAC	Ambac Assurance Corporation.
BAM	Build America Mutual Assurance Company.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at June 30, 2025.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Aid Intercept.
TCRS	Transferable Custodial Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $24,319,742, or 4.1% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2025.
(c)	Represents a General Obligation Bond.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Escrow to maturity.
(f)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(g)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/2511

Schedule of Investments  |  6/30/25
(unaudited) (continued)
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Health Revenue	25.2%
Education Revenue	20.3
Development Revenue	12.5
Tobacco Revenue	9.0
Transportation Revenue	6.5
Other Revenue	5.4
Water Revenue	4.7
Power Revenue	4.6
General Revenue	2.3
Utilities Revenue	0.5
91.0%
General Obligation Bonds:	9.0%
100.0%
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended June 30, 2025, aggregated $344,034,148 and $410,736,750, respectively.
At June 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $614,711,543 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,636,176
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(35,141,891)
Net unrealized depreciation	$(28,505,715)
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$586,205,828	$—	$586,205,828
Total Investments in Securities	$—	$586,205,828	$—	$586,205,828
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/2513

Statement of Assets and Liabilities  |  6/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $615,423,169)	$586,205,828
Cash	1,757,796
Receivables —
Investment securities sold	6,405,467
Fund shares sold	1,013,067
Interest	7,333,880
Due from the Adviser	136,922
Other assets	71,517
Total assets	$602,924,477
LIABILITIES:
Payables —
Investment securities purchased	$2,500,000
Fund shares repurchased	1,588,631
Distributions	651,921
Trustees’ fees	508
Management fees	314,797
Administrative expenses	34,127
Distribution fees	46,560
Accrued expenses	220,843
Total liabilities	$5,357,387
NET ASSETS:
Paid-in capital	$793,329,776
Distributable earnings (loss)	(195,762,686)
Net assets	$597,567,090
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $364,116,942/30,003,885 shares)	$12.14
Class C* (based on $8,581,117/713,070 shares)	$12.03
Class Y* (based on $224,869,031/18,644,174 shares)	$12.06
MAXIMUM OFFERING PRICE PER SHARE:
Class A* (based on $12.14 net asset value per share/100%-4.50% maximum sales charge)	$12.71

*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$15,281,346
Total Investment Income		$15,281,346
EXPENSES:
Management fees	$1,533,322
Administrative expenses	117,580
Transfer agent fees
Class A*	99,471
Class C*	2,670
Class Y*	123,777
Distribution fees
Class A*	486,440
Class C*	48,135
Shareholder communications expense	33,170
Custodian fees	3,232
Registration fees	42,785
Professional fees	47,617
Printing expense	16,879
Officers’ and Trustees’ fees	13,592
Insurance expense	4,610
Miscellaneous	9,216
Total expenses		$2,582,496
Less fees waived and expenses reimbursed by the Adviser		(335,677)
Net expenses		$2,246,819
Net investment income		$13,034,527
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$(18,374,156)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$(32,552,350)
Net realized and unrealized gain (loss) on investments		$(50,926,506)
Net decrease in net assets resulting from operations		$(37,891,979)

*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/2515

Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$13,034,527	$29,350,496
Net realized gain (loss) on investments	(18,374,156)	(75,891,917)
Change in net unrealized appreciation (depreciation) on investments	(32,552,350)	59,742,849
Net increase (decrease) in net assets resulting from operations	$(37,891,979)	$13,201,428
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.22 and $0.40 per share, respectively)	$(6,744,866)	$(13,455,350)
Class C* ($0.17 and $0.30 per share, respectively)	(130,036)	(287,158)
Class Y* ($0.24 and $0.44 per share, respectively)	(4,821,179)	(12,485,565)
Total distributions to shareholders	$(11,696,081)	$(26,228,073)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$96,541,588	$180,272,304
Reinvestment of distributions	7,592,881	15,585,423
Cost of shares repurchased	(169,831,533)	(385,081,888)
Net decrease in net assets resulting from Fund share transactions	$(65,697,064)	$(189,224,161)
Net decrease in net assets	$(115,285,124)	$(202,250,806)
NET ASSETS:
Beginning of period	$712,852,214	$915,103,020
End of period	$597,567,090	$712,852,214

*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

	Six Months Ended 6/30/25 Shares (unaudited)	Six Months Ended 6/30/25 Amount (unaudited)	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class A*
Shares sold	969,969	$12,424,913	2,707,494	$35,574,803
Reinvestment of distributions	445,486	5,608,449	867,028	11,317,813
Less shares repurchased	(3,283,213)	(41,384,708)	(7,151,344)	(93,435,198)
Net decrease	(1,867,758)	$(23,351,346)	(3,576,822)	$(46,542,582)
Class C*
Shares sold	23,889	$296,930	133,113	$1,745,112
Reinvestment of distributions	9,526	118,916	19,967	258,308
Less shares repurchased	(165,547)	(2,071,541)	(427,624)	(5,548,193)
Net decrease	(132,132)	$(1,655,695)	(274,544)	$(3,544,773)
Class Y*
Shares sold	6,655,896	$83,819,745	10,965,520	$142,952,389
Reinvestment of distributions	148,840	1,865,516	308,493	4,009,302
Less shares repurchased	(10,048,252)	(126,375,284)	(21,884,750)	(286,098,497)
Net decrease	(3,243,516)	$(40,690,023)	(10,610,737)	$(139,136,806)

*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/2517

Financial Highlights
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class A*
Net asset value, beginning of period	$13.08	$13.28	$12.67	$15.63	$15.70	$15.17
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.24	$0.45	$0.40	$0.34	$0.28	$0.33
Net realized and unrealized gain (loss) on investments	(0.96)	(0.25)	0.59	(3.00)	(0.05)	0.68
Net increase (decrease) from investment operations	$(0.72)	$0.20	$0.99	$(2.66)	$0.23	$1.01
Distributions to shareholders:
Net investment income	$(0.22)	$(0.40)	$(0.38)	$(0.30)	$(0.28)	$(0.34)
Net realized gain	—	—	—	—	(0.02)	(0.14)
Total distributions	$(0.22)	$(0.40)	$(0.38)	$(0.30)	$(0.30)	$(0.48)
Net increase (decrease) in net asset value	$(0.94)	$(0.20)	$0.61	$(2.96)	$(0.07)	$0.53
Net asset value, end of period	$12.14	$13.08	$13.28	$12.67	$15.63	$15.70
Total return (b)	(5.57)%(c)	1.56%	8.01%(d)	(17.05)%	1.45%	6.75%
Ratio of net expenses to average net assets	0.80%(e)	0.79%	0.79%	0.78%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets	3.88%(e)	3.44%	3.14%	2.49%	1.80%	2.13%
Portfolio turnover rate	54%(c)	76%	16%	21%	3%	29%
Net assets, end of period (in thousands)	$364,117	$416,873	$470,765	$483,373	$688,823	$740,589
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.86%(e)	0.84%	0.85%	0.80%	0.79%	0.80%
Net investment income (loss) to average net assets	3.82%(e)	3.39%	3.08%	2.47%	1.80%	2.13%
*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. Without reimbursement, Class A’s total return would have been 7.93%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class C*
Net asset value, beginning of period	$12.97	$13.17	$12.56	$15.49	$15.56	$15.04
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.19	$0.35	$0.30	$0.23	$0.16	$0.21
Net realized and unrealized gain (loss) on investments	(0.96)	(0.25)	0.59	(2.96)	(0.05)	0.67
Net increase (decrease) from investment operations	$(0.77)	$0.10	$0.89	$(2.73)	$0.11	$0.88
Distributions to shareholders:
Net investment income	$(0.17)	$(0.30)	$(0.28)	$(0.20)	$(0.16)	$(0.22)
Net realized gain	—	—	—	—	(0.02)	(0.14)
Total distributions	$(0.17)	$(0.30)	$(0.28)	$(0.20)	$(0.18)	$(0.36)
Net increase (decrease) in net asset value	$(0.94)	$(0.20)	$0.61	$(2.93)	$(0.07)	$0.52
Net asset value, end of period	$12.03	$12.97	$13.17	$12.56	$15.49	$15.56
Total return (b)	(5.99)%(c)	0.79%	7.23%(d)	(17.68)%	0.70%	5.92%
Ratio of net expenses to average net assets	1.55%(e)	1.54%	1.55%	1.55%	1.53%	1.55%
Ratio of net investment income (loss) to average net assets	3.13%(e)	2.69%	2.38%	1.68%	1.06%	1.36%
Portfolio turnover rate	54%(c)	76%	16%	21%	3%	29%
Net assets, end of period (in thousands)	$8,581	$10,960	$14,744	$17,357	$33,280	$40,763
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.62%(e)	1.58%	1.60%	1.57%	1.53%	1.55%
Net investment income (loss) to average net assets	3.06%(e)	2.65%	2.33%	1.66%	1.06%	1.36%
*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. Without reimbursement, Class C’s total return would have been 7.14%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/2519

Financial Highlights  (continued)
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class Y*
Net asset value, beginning of period	$13.02	$13.22	$12.61	$15.57	$15.63	$15.13
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.26	$0.49	$0.44	$0.37	$0.32	$0.36
Net realized and unrealized gain (loss) on investments	(0.98)	(0.25)	0.59	(2.99)	(0.04)	0.66
Net increase (decrease) from investment operations	$(0.72)	$0.24	$1.03	$(2.62)	$0.28	$1.02
Distributions to shareholders:
Net investment income	$(0.24)	$(0.44)	$(0.42)	$(0.34)	$(0.32)	$(0.38)
Net realized gain	—	—	—	—	(0.02)	(0.14)
Total distributions	$(0.24)	$(0.44)	$(0.42)	$(0.34)	$(0.34)	$(0.52)
Net increase (decrease) in net asset value	$(0.96)	$(0.20)	$0.61	$(2.96)	$(0.06)	$0.50
Net asset value, end of period	$12.06	$13.02	$13.22	$12.61	$15.57	$15.63
Total return (b)	(5.62)%(c)	1.87%	8.36%(d)	(16.88)%	1.77%	6.82%
Ratio of net expenses to average net assets	0.49%(e)	0.49%	0.49%	0.49%	0.53%	0.55%
Ratio of net investment income (loss) to average net assets	4.18%(e)	3.74%	3.43%	2.78%	2.05%	2.36%
Portfolio turnover rate	54%(c)	76%	16%	21%	3%	29%
Net assets, end of period (in thousands)	$224,869	$285,020	$429,594	$634,946	$967,904	$842,214
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.66%(e)	0.65%	0.66%	0.65%	0.59%	0.62%
Net investment income (loss) to average net assets	4.01%(e)	3.58%	3.26%	2.62%	1.99%	2.29%
*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. Without reimbursement, Class Y’s total return would have been 8.28%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

Notes to Financial Statements  |  6/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer AMT-Free Municipal Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C and Class Y shares in exchange for the Fund’s Class A, Class C and Class Y shares, respectively, on May 2, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The investment objective of the Fund is to seek a high level of current income exempt from federal income tax as is consistent with the relative stability of capital.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Prior to May 2, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/2521

(“Amundi US”). Effective May 2, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 7). Prior to May 2, 2025, Amundi Distributor US, Inc., an afﬁliate of Amundi US, served as the Fund’s distributor. Effective May 2, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund.  The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
22Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/2523

B.	Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2024 was as follows:
2024
Distributions paid from:
Tax-exempt income	$24,054,981
Ordinary income	2,173,092
Total	$26,228,073
24Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed tax-exempt income	$6,512,652
Capital loss carryforward	(156,733,913)
Net unrealized appreciation	4,046,635
Total	$(146,174,626)
The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization, and the tax deferral of losses on wash sales.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $1,295 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/2525

F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and
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individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s holdings with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity, the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund, or a counterparty to a financial contract with the Fund, defaults on its obligation to pay principal and/or interest, has its credit rating downgraded, is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Normally, the Fund invests at least 80% of its net assets in investment grade municipal bonds with a maturity of more than one year, the interest on which is exempt from regular federal income tax. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable
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conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to down-grades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state (including New York and Texas), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments.
The Fund may invest up to 10% of its net assets in below-investment-grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their
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service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $250 million, 0.45% of the next $500 million of the Fund’s average daily net assets, 0.40% of the next $1.25 billion of the Fund’s average daily net assets, and 0.35% of the Fund’s average daily net assets over $2 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.50% of the Fund’s average daily net assets up to $250 million, 0.45% of the next $500 million of the Fund’s average daily net assets, 0.40% of the next $1.25 billion of the Fund’s average daily net assets, and 0.35% of the Fund’s average daily net assets over $2 billion. For the six months ended June 30, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.47% (annualized) of the Fund’s average daily net assets.
Effective May 2, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.79%, 1.54% and 0.49% of the Fund’s Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through May 2, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years
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after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.49% of the average daily net assets attributable to Class Y shares. This expense limitation was in effect through May 2, 2025. Fees waived and expenses reimbursed during the six months ended June 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $314,797 in management fees payable to the Adviser at June 30, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended June 30, 2025, the Fund and the Predecessor Fund paid $13,592 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $508 and a payable for administrative expenses of $34,127, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
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In addition, during the periods covered by the financial statements the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended June 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$16,544
Class C	662
Class Y	15,964
Total	$33,170
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $46,560 in distribution fees payable to the Distributor at June 30, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended June 30, 2025, CDSCs in the amount of $840 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency
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purposes. The Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended June 30, 2025, the Fund had no borrowings under the credit facility.
7. Reorganization
On May 2, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $621,964,356  and an identified cost of $644,700,239 at May 2, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
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Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer AMT-Free Municipal Fund was held on March 27, 2025, which reconvened on April 28, 2025, to approve an Agreement and Plan of Reorganization pursuant to which Pioneer AMT-Free Municipal Fund reorganized into Victory Pioneer AMT-Free Municipal Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Victory Pioneer AMT-Free Municipal Fund	27,887,284	22,491,918	1,051,960	4,343,407
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer AMT-Free Municipal Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement.  These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds.  In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to
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prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.  The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
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(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
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annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund will invest at least 80% of its net assets in investments the income from which will be exempt from regular federal income tax and will not invest in securities the income on which is a tax preference item for purposes of the federal alternative minimum tax;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at
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and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund will invest at least 80% of its net assets in investments the income from which will be exempt from regular federal income tax and will not invest in securities the income on which is a tax preference item for purposes of the federal alternative minimum tax.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio
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managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the
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Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund will invest at least 80% of its net assets in investments the income from which will be exempt from regular federal income tax and will not invest in securities the income on which is a tax preference item for purposes of the federal alternative minimum tax.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
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Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and
Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/2541

profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
42Victory Pioneer AMT-Free Municipal Fund | Semi-Annual | 6/30/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19451-SFR-0825

Victory Pioneer Core Equity Fund*
(successor to Pioneer Core Equity Fund)*
Semi-Annual: Full Financials
June 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Core Equity Fund.

visit us: vcm.com

Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/251

Schedule of Investments  |  6/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 98.8% of Net Assets
	Air Freight & Logistics — 1.5%
285,043	United Parcel Service, Inc., Class B	$ 28,772,240
	Total Air Freight & Logistics	$28,772,240

	Banks — 10.3%
1,459,608	Bank of America Corp.	$ 69,068,651
704,521	Truist Financial Corp.	30,287,358
636,853	US Bancorp	28,817,598
869,510	Wells Fargo & Co.	69,665,141
	Total Banks	$197,838,748

	Beverages — 2.3%
352,345	Coca-Cola Co.	$ 24,928,409
565,154	Keurig Dr Pepper, Inc.	18,683,991
	Total Beverages	$43,612,400

	Biotechnology — 0.7%
39,287(a)	Alnylam Pharmaceuticals, Inc.	$ 12,811,098
	Total Biotechnology	$12,811,098

	Broadline Retail — 4.0%
354,811(a)	Amazon.com, Inc.	$ 77,841,985
	Total Broadline Retail	$77,841,985

	Building Products — 0.4%
139,646	Fortune Brands Innovations, Inc.	$ 7,188,976
	Total Building Products	$7,188,976

	Capital Markets — 7.0%
45,457	Goldman Sachs Group, Inc.	$ 32,172,192
214,048	Morgan Stanley	30,150,801
680,148	State Street Corp.	72,326,938
	Total Capital Markets	$134,649,931

	Chemicals — 3.6%
105,021	Air Products and Chemicals, Inc.	$ 29,622,223
172,588	International Flavors & Fragrances, Inc.	12,693,847
311,957	LyondellBasell Industries NV, Class A	18,049,832
85,658	PPG Industries, Inc.	9,743,598
	Total Chemicals	$70,109,500

	Communications Equipment — 4.4%
1,224,689	Cisco Systems, Inc.	$ 84,968,923
	Total Communications Equipment	$84,968,923

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

Shares		Value
	Consumer Staples Distribution & Retail — 3.4%
412,562	Sysco Corp.	$ 31,247,446
338,975	Target Corp.	33,439,884
	Total Consumer Staples Distribution & Retail	$64,687,330

	Electrical Equipment — 2.2%
25,359	GE Vernova, Inc.	$ 13,418,715
87,642	Rockwell Automation, Inc.	29,112,043
	Total Electrical Equipment	$42,530,758

	Electronic Equipment, Instruments & Components — 2.1%
251,413(a)	Keysight Technologies, Inc.	$ 41,196,534
	Total Electronic Equipment, Instruments & Components	$41,196,534

	Entertainment — 1.6%
248,194	Walt Disney Co.	$ 30,778,538
	Total Entertainment	$30,778,538

	Financial Services — 3.3%
150,211(a)	Fiserv, Inc.	$ 25,897,878
355,036(a)	PayPal Holdings, Inc.	26,386,276
33,840	Visa, Inc., Class A	12,014,892
	Total Financial Services	$64,299,046

	Ground Transportation — 3.6%
284,330(a)	Uber Technologies, Inc.	$ 26,527,989
184,984	Union Pacific Corp.	42,561,119
	Total Ground Transportation	$69,089,108

	Health Care Equipment & Supplies — 3.3%
151,276	Becton Dickinson & Co.	$ 26,057,291
420,224	Zimmer Biomet Holdings, Inc.	38,328,631
	Total Health Care Equipment & Supplies	$64,385,922

	Hotels, Restaurants & Leisure — 0.6%
85,264(a)	Airbnb, Inc., Class A	$ 11,283,838
	Total Hotels, Restaurants & Leisure	$11,283,838

	Household Durables — 1.0%
150,702	DR Horton, Inc.	$ 19,428,502
	Total Household Durables	$19,428,502

	Industrial REITs — 1.0%
181,485	Prologis, Inc.	$ 19,077,703
	Total Industrial REITs	$19,077,703

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/253

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Shares		Value
	Insurance — 1.5%
222,857	American International Group, Inc.	$ 19,074,331
89,548	Prudential Financial, Inc.	9,621,037
	Total Insurance	$28,695,368

	Interactive Media & Services — 4.8%
412,433	Alphabet, Inc., Class A	$ 72,683,067
25,532	Meta Platforms, Inc., Class A	18,844,914
	Total Interactive Media & Services	$91,527,981

	IT Services — 4.5%
290,909	International Business Machines Corp.	$ 85,754,155
	Total IT Services	$85,754,155

	Machinery — 3.6%
118,481	AGCO Corp.	$ 12,222,500
52,043	Caterpillar, Inc.	20,203,613
53,306	Deere & Co.	27,105,568
70,904(a)	Middleby Corp.	10,210,176
	Total Machinery	$69,741,857

	Media — 1.0%
534,653	Comcast Corp., Class A	$ 19,081,765
	Total Media	$19,081,765

	Multi-Utilities — 2.2%
621,631	CMS Energy Corp.	$ 43,066,596
	Total Multi-Utilities	$43,066,596

	Oil, Gas & Consumable Fuels — 5.6%
508,348(a)	Antero Resources Corp.	$ 20,476,258
365,256	Coterra Energy, Inc.	9,270,197
170,674	EOG Resources, Inc.	20,414,317
499,872	EQT Corp.	29,152,535
258,659	Exxon Mobil Corp.	27,883,440
	Total Oil, Gas & Consumable Fuels	$107,196,747

	Pharmaceuticals — 4.3%
387,915	Bristol-Myers Squibb Co.	$ 17,956,585
330,873	Johnson & Johnson	50,540,851
186,776	Sanofi S.A. (A.D.R.)	9,023,148
38,483	Zoetis, Inc.	6,001,424
	Total Pharmaceuticals	$83,522,008

	Semiconductors & Semiconductor Equipment — 5.5%
327,024(a)	Advanced Micro Devices, Inc.	$ 46,404,706
15,368	ASML Holding NV	12,315,762
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
274,611	Microchip Technology, Inc.	$ 19,324,376
182,161	NVIDIA Corp.	28,779,616
	Total Semiconductors & Semiconductor Equipment	$106,824,460

	Software — 6.9%
204,248	Microsoft Corp.	$ 101,594,998
111,658	Salesforce, Inc.	30,448,020
	Total Software	$132,043,018

	Specialty Retail — 0.4%
129,161	Best Buy Co., Inc.	$ 8,670,578
	Total Specialty Retail	$8,670,578

	Technology Hardware, Storage & Peripherals — 2.2%
137,298	NetApp, Inc.	$ 14,629,102
467,343(a)	Pure Storage, Inc., Class A	26,909,610
	Total Technology Hardware, Storage & Peripherals	$41,538,712

	Total Common Stocks (Cost $1,444,522,834)	$1,902,214,325

	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
19,460,854(b)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 19,460,854
		$19,460,854

	TOTAL SHORT TERM INVESTMENTS (Cost $19,460,854)	$19,460,854

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $1,463,983,688)	$1,921,675,179
	OTHER ASSETS AND LIABILITIES — 0.2%	$4,027,157
	net assets — 100.0%	$1,925,702,336

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/255

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended June 30, 2025, aggregated $751,270,635 and $871,529,419, respectively.
At June 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,466,249,061 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$486,931,441
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(31,505,323)
Net unrealized appreciation	$455,426,118
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,902,214,325	$—	$—	$1,902,214,325
Open-End Fund	19,460,854	—	—	19,460,854
Total Investments in Securities	$1,921,675,179	$—	$—	$1,921,675,179
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

Statement of Assets and Liabilities  |  6/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,463,983,688)	$1,921,675,179
Receivables —
Investment securities sold	4,793,531
Fund shares sold	36,124
Dividends	1,257,199
Due from the Adviser	41,961
Other assets	21,165
Total assets	$1,927,825,159
LIABILITIES:
Payables —
Fund shares repurchased	$551,370
Trustees’ fees	2,351
Professional fees	62,389
Transfer agent fees	196,195
Registration fees	120,008
Management fees	794,022
Administrative expenses	86,832
Distribution fees	216,128
Accrued expenses	93,528
Total liabilities	$2,122,823
NET ASSETS:
Paid-in capital	$1,334,073,147
Distributable earnings	591,629,189
Net assets	$1,925,702,336
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $1,880,103,871/78,118,270 shares)	$24.07
Class C* (based on $5,012,993/267,387 shares)	$18.75
Class R6* (based on $2,037,555/84,485 shares)	$24.12
Class Y* (based on $38,547,917/1,563,976 shares)	$24.65
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $24.07 net asset value per share/100%-5.75% maximum sales charge)	$25.54

*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/257

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $21,954)	$13,266,353
Interest from unaffiliated issuers	10,282
Total Investment Income		$13,276,635
EXPENSES:
Management fees	$4,579,156
Administrative expenses	350,623
Transfer agent fees
Class A*	379,847
Class C*	1,333
Class R6*	14
Class R*	120
Class Y*	18,002
Distribution fees
Class A*	2,225,794
Class C*	24,088
Class R*	1,592
Shareholder communications expense	102,579
Custodian fees	9,204
Registration fees	39,375
Professional fees	49,561
Printing expense	22,857
Officers’ and Trustees’ fees	43,686
Miscellaneous	40,096
Total expenses		$7,887,927
Less fees waived and expenses reimbursed by the Adviser		(94,943)
Net expenses		$7,792,984
Net investment income		$5,483,651
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$117,635,296
Futures contracts	782,419	$118,417,715
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$6,364,843
Net realized and unrealized gain (loss) on investments		$124,782,558
Net increase in net assets resulting from operations		$130,266,209

*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$5,483,651	$18,234,150
Net realized gain (loss) on investments	118,417,715	157,825,523
Change in net unrealized appreciation (depreciation) on investments	6,364,843	74,684,623
Net increase in net assets resulting from operations	$130,266,209	$250,744,296
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($— and $1.32 per share, respectively)	$—	$(103,698,934)
Class C* ($— and $1.18 per share, respectively)	—	(327,866)
Class R6* ($— and $1.38 per share, respectively)	—	(1,489,835)
Class R* ($— and $1.26 per share, respectively)	—	(69,167)
Class Y* ($— and $1.36 per share, respectively)	—	(2,070,446)
Total distributions to shareholders	$—	$(107,656,248)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$12,370,596	$197,573,242
Reinvestment of distributions	—	102,435,377
Cost of shares repurchased	(118,843,027)	(185,818,197)
In-kind redemptions	—	(174,847,694)
Net decrease in net assets resulting from Fund share transactions	$(106,472,431)	$(60,657,272)
Net increase in net assets	$23,793,778	$82,430,776
NET ASSETS:
Beginning of period	$1,901,908,558	$1,819,477,782
End of period	$1,925,702,336	$1,901,908,558

*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/259

Statements of Changes in Net Assets
(continued)
	Six Months Ended 6/30/25 Shares (unaudited)	Six Months Ended 6/30/25 Amount (unaudited)	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class A*
Shares sold	328,554	$7,331,472	494,046	$10,998,163
Reinvestment of distributions	—	—	4,312,983	99,969,161
Less shares repurchased	(3,913,199)	(87,759,077)	(7,608,789)	(169,769,120)
Net decrease	(3,584,645)	$(80,427,605)	(2,801,760)	$(58,801,796)
Class C*
Shares sold	13,475	$232,001	31,745	$559,840
Reinvestment of distributions	—	—	18,107	327,463
Less shares repurchased	(43,437)	(781,823)	(94,685)	(1,663,294)
Net decrease	(29,962)	$(549,822)	(44,833)	$(775,991)
Class R6*
Shares sold	33,738	$784,212	140,815	$3,195,035
Reinvestment of distributions	—	—	4,416	102,551
Less shares repurchased	(1,081,979)	(24,993,850)	(302,853)	(6,682,853)
Net decrease	(1,048,241)	$(24,209,638)	(157,622)	$(3,385,267)
Class R*
Shares sold	1,948	$44,281	6,814	$146,921
Reinvestment of distributions	—	—	3,030	69,167
Less shares repurchased	(58,411)	(1,252,977)	(9,290)	(205,970)
Net increase (decrease)	(56,463)	$(1,208,696)	554	$10,118
Class Y*
Shares sold	171,225	$3,978,630	7,953,621	$182,673,283
Reinvestment of distributions	—	—	82,888	1,967,035
Less shares repurchased	(175,955)	(4,055,300)	(327,511)	(7,496,960)
In-kind redemptions	—	—	(7,615,318)	(174,847,694)
Net increase (decrease)	(4,730)	$(76,670)	93,680	$2,295,664

*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

Financial Highlights
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class A*
Net asset value, beginning of period	$22.45	$20.76	$18.08	$23.39	$22.55	$20.30
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.07	$0.21	$0.21	$0.16	$0.13	$0.16
Net realized and unrealized gain (loss) on investments	1.55	2.80	3.06	(4.19)	5.48	4.02
Net increase (decrease) from investment operations	$1.62	$3.01	$3.27	$(4.03)	$5.61	$4.18
Distributions to shareholders:
Net investment income	$—	$(0.22)	$(0.22)	$(0.16)	$(0.12)	$(0.15)
Net realized gain	—	(1.10)	(0.37)	(1.12)	(4.65)	(1.78)
Total distributions	$—	$(1.32)	$(0.59)	$(1.28)	$(4.77)	$(1.93)
Net increase (decrease) in net asset value	$1.62	$1.69	$2.68	$(5.31)	$0.84	$2.25
Net asset value, end of period	$24.07	$22.45	$20.76	$18.08	$23.39	$22.55
Total return (b)	7.22%(c)	14.34%(d)	18.19%	(17.24)%(e)	25.57%	20.83%
Ratio of net expenses to average net assets	0.85%(f)	0.86%	0.88%	0.87%	0.88%	0.90%
Ratio of net investment income (loss) to average net assets	0.60%(f)	0.96%	1.08%	0.81%	0.54%	0.78%
Portfolio turnover rate	40%(c)	54%(g)	106%	75%	64%	76%
Net assets, end of period (in thousands)	$1,880,104	$1,833,970	$1,754,598	$1,614,739	$2,121,706	$1,829,528
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.86%	0.86%	0.88%	0.87%	0.88%	0.90%
Net investment income (loss) to average net assets	0.59%	0.96%	1.08%	0.81%	0.54%	0.78%
*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/2511

Financial Highlights  (continued)
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 14.23%.
(e)	The class action lawsuit did not have an impact on the total return.
(f)	Annualized.
(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class C*
Net asset value, beginning of period	$17.55	$16.50	$14.47	$19.01	$19.15	$17.51
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.02)	$0.03	$0.04	$0.01	$(0.09)(b)	$(0.00)†
Net realized and unrealized gain (loss) on investments	1.22	2.20	2.44	(3.38)	4.60	3.42
Net increase (decrease) from investment operations	$1.20	$2.23	$2.48	$(3.37)	$4.51	$3.42
Distributions to shareholders:
Net investment income	$—	$(0.08)	$(0.08)	$(0.05)	$—	$—
Net realized gain	—	(1.10)	(0.37)	(1.12)	(4.65)	(1.78)
Total distributions	$—	$(1.18)	$(0.45)	$(1.17)	$(4.65)	$(1.78)
Net increase (decrease) in net asset value	$1.20	$1.05	$2.03	$(4.54)	$(0.14)	$1.64
Net asset value, end of period	$18.75	$17.55	$16.50	$14.47	$19.01	$19.15
Total return (c)	6.84%(d)	13.36%(e)	17.27%	(17.76)%(f)	24.39%	19.80%
Ratio of net expenses to average net assets	1.64%(g)	1.65%	1.67%	1.57%	1.81%	1.70%
Ratio of net investment income (loss) to average net assets	(0.20)%(g)	0.17%	0.28%	0.09%	(0.41)%	0.00%†
Portfolio turnover rate	40%(d)	54%(h)	106%	75%	64%	76%
Net assets, end of period (in thousands)	$5,013	$5,220	$5,645	$6,460	$9,539	$9,484
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.65%	1.65%	1.67%	1.57%	1.81%	1.70%
Net investment income (loss) to average net assets	(0.21)%	0.17%	0.28%	0.09%	(0.41)%	—%†
*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
†	Amount rounds to less than $0.01 or 0.01%.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment gain (loss) in the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Not annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/2513

Financial Highlights  (continued)
(e)	For the year ended December 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(f)	The class action lawsuit did not have an impact on the total return.
(g)	Annualized.
(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class R6*
Net asset value, beginning of period	$22.46	$20.77	$18.08	$23.39	$22.54	$20.28
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.10	$0.28	$0.27	$0.23	$0.21	$0.23
Net realized and unrealized gain (loss) on investments	1.56	2.79	3.07	(4.20)	5.48	4.02
Net increase (decrease) from investment operations	$1.66	$3.07	$3.34	$(3.97)	$5.69	$4.25
Distributions to shareholders:
Net investment income	$—	$(0.28)	$(0.28)	$(0.22)	$(0.19)	$(0.21)
Net realized gain	—	(1.10)	(0.37)	(1.12)	(4.65)	(1.78)
Total distributions	$—	$(1.38)	$(0.65)	$(1.34)	$(4.84)	$(1.99)
Net increase (decrease) in net asset value	$1.66	$1.69	$2.69	$(5.31)	$0.85	$2.26
Net asset value, end of period	$24.12	$22.46	$20.77	$18.08	$23.39	$22.54
Total return (b)	7.39%(c)	14.64%(d)	18.57%	(16.98)%(e)	25.93%	21.23%
Ratio of net expenses to average net assets	0.53%(f)	0.57%	0.58%	0.57%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets	0.87%(f)	1.25%	1.37%	1.13%	0.84%	1.12%
Portfolio turnover rate	40%(c)	54%(g)	106%	75%	64%	76%
Net assets, end of period (in thousands)	$2,038	$25,442	$26,803	$26,761	$32,961	$38,160
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.54%	0.57%	0.58%	0.57%	0.56%	0.56%
Net investment income (loss) to average net assets	0.86%	1.25%	1.37%	1.13%	0.84%	1.12%
*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 14.59%.
(e)	The class action lawsuit did not have an impact on the total return.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/2515

Financial Highlights  (continued)
(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class Y*
Net asset value, beginning of period	$22.97	$21.21	$18.46	$23.84	$22.90	$20.59
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.09	$0.27	$0.26	$0.21	$0.19	$0.21
Net realized and unrealized gain (loss) on investments	1.59	2.85	3.12	(4.26)	5.57	4.07
Net increase (decrease) from investment operations	$1.68	$3.12	$3.38	$(4.05)	$5.76	$4.28
Distributions to shareholders:
Net investment income	$—	$(0.26)	$(0.26)	$(0.21)	$(0.17)	$(0.19)
Net realized gain	—	(1.10)	(0.37)	(1.12)	(4.65)	(1.78)
Total distributions	$—	$(1.36)	$(0.63)	$(1.33)	$(4.82)	$(1.97)
Net increase (decrease) in net asset value	$1.68	$1.76	$2.75	$(5.38)	$0.94	$2.31
Net asset value, end of period	$24.65	$22.97	$21.21	$18.46	$23.84	$22.90
Total return (b)	7.31%(c)	14.56%(d)	18.42%	(17.04)%(e)	25.84%	21.04%
Ratio of net expenses to average net assets	0.66%(f)	0.67%	0.66%	0.66%	0.65%	0.67%
Ratio of net investment income (loss) to average net assets	0.79%(f)	1.19%	1.29%	0.99%	0.76%	1.03%
Portfolio turnover rate	40%(c)	54%(g)	106%	75%	64%	76%
Net assets, end of period (in thousands)	$38,548	$36,026	$31,285	$27,336	$34,872	$26,346
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.67%	0.67%	0.66%	0.66%	0.65%	0.67%
Net investment income (loss) to average net assets	0.78%	1.19%	1.29%	0.99%	0.76%	1.03%
*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 14.46%.
(e)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2022, the total return would have been (17.08)%.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/2517

Financial Highlights  (continued)
(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

Notes to Financial Statements  |  6/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Core Equity Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Core Equity Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class A and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The investment objective of the Fund is long-term capital growth.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc.
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/2519

(“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 9). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund.  The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
20Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/2521

determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if
22Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$18,290,802
Long-term capital gains	89,365,446
Total	$107,656,248
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/2523

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$823,335
Undistributed long-term capital gains	11,478,370
Net unrealized appreciation	449,061,275
Total	$461,362,980
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account, these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You may want to avoid buying shares when the Fund is about to declare a dividend or capital gain distribution. You should consult your tax adviser before buying shares no matter when you are investing.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $13,019 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares of the Fund do not pay distribution fees. All expenses and fees paid to the Fund’s transfer
24Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities.
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/2525

For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities, primarily of U.S. issuers.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Fund’s investments in foreign markets, including developing markets, may subject the Fund to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
26Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/25

In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
Victory Pioneer Core Equity Fund | Semi-Annual | 6/30/2527

The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $5 billion and 0.45% of the Fund’s average daily net assets over $5 billion. For the six months ended June 30, 2025, the effective management fee was equivalent to 0.50% (annualized) of the Fund’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.50% of the Fund’s average daily net assets up to $5 billion, and 0.45% of the Fund’s average daily net assets over $5 billion.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 0.86%, 1.65%, 0.57% and 0.67% for Class A, Class C, Class R6 and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the six months ended June 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $794,022 in management fees payable to the Adviser at June 30, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The
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Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended June 30, 2025, the Fund and the Predecessor Fund paid $43,686 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $2,351 and a payable for administrative expenses of $86,832, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended June 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$100,686
Class C	873
Class R6	210
Class R	91
Class Y	719
Total	$102,579
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $216,128 in distribution fees payable to the Distributor at June 30, 2025.
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In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended June 30, 2025, CDSCs in the amount of $280 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
6. Line of Credit Facility
During the periods  covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended June 30, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
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Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$782,419	$—	$—	$—	$—
Total Value	$782,419	$—	$—	$—	$—
8. In-Kind Redemption
In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted the Board, a Fund may distribute portfolio securities rather than cash as a payment for a redemption of Fund shares (“in-kind redemption”). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/loss to paid-in capital. During the six months ended June 30, 2025, the Fund did not have in-kind redemption transactions.
9. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $1,776,950,210 and an identified cost of $1,423,299,031 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of
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the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund.
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Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Core Equity Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Core Equity Fund reorganized into Victory Pioneer Core Equity Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Core Equity Fund	43,632,381	35,778,807	2,401,197	5,452,377
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Core Equity Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Core Equity Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory
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Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
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(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
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annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of
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Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s
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services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s
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portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory
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Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the
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Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
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How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19408-SFR-0825

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer AMT-Free Municipal Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and

Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present. The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund will invest at least 80% of its net assets in investments the income from which will be exempt from regular federal income tax and will not invest in securities the income on which is a tax preference item for purposes of the federal alternative minimum tax;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund will invest at least 80% of its net assets in investments the income from which will be exempt from regular federal income tax and will not invest in securities the income on which is a tax preference item for purposes of the federal alternative minimum tax. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund will invest at least 80% of its net assets in investments the income from which will be exempt from regular federal income tax and will not invest in securities the income on which is a tax preference item for purposes of the federal alternative minimum tax.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.

The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.

To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Core Equity Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Core Equity Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer U.S. Government Money Market Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees. Prior to voting on the Investment Advisory Agreement, the Independent

Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Fund assets in companies meeting certain criteria;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Fund assets in companies meeting certain criteria. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024. The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Fund assets in companies meeting certain criteria.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services. The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry
Thomas Dusenberry, President and Principal Executive Officer

Date September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date September 5, 2025

By (Signature and Title)* /s/ Carol D. Trevino
Carol D. Trevino, Treasurer Principal Financial Officer

Date September 5, 2025

*	Print the name and title of each signing officer under his or her signature.